ASSET RETIREMENT OBLIGATION (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of Asset Retirement Obligations [Table Text Block]
	December 31,	December 31,	December 31,
	2017	2016	2015

Balance, beginning of year	$216,000	$145,029	$96,395
Change in obligation	(10,799)	70,971	48,634
Accretion expense	-	-	-
Balance, end of year	$205,201	$216,000	$145,029